Premises and equipment_Details of changes in premises and equipment(owned) (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	₩ 2,897,602,000,000	₩ 2,450,492,000,000	₩ 2,477,545,000,000
Changes in property plant and equipment [Abstract]
Acquisitions	149,462,000,000	429,547,000,000	118,668,000,000
Disposals	(11,338,000,000)	(9,201,000,000)	(6,145,000,000)
Depreciation	(159,539,000,000)	(145,354,000,000)	(134,347,000,000)
Classified as assets held for sale		(95,000,000)	(6,243,000,000)
Transfer	(32,895,000,000)	166,912,000,000	(7,623,000,000)
Foreign currencies translation adjustments	(4,479,000,000)	3,785,000,000	(365,000,000)
Business combination	3,776,000,000	2,186,000,000	1,630,000,000
Others	(2,946,000,000)	(670,000,000)	7,372,000,000
Ending balance	2,839,643,000,000	2,897,602,000,000	2,450,492,000,000
Land
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,761,159,000,000	1,481,871,000,000	1,487,278,000,000
Changes in property plant and equipment [Abstract]
Acquisitions	3,787,000,000	186,303,000,000	1,372,000,000
Disposals	(8,326,000,000)	(3,015,000,000)	(29,000,000)
Depreciation	0	0	0
Classified as assets held for sale		(21,000,000)	(3,651,000,000)
Transfer	(30,847,000,000)	93,956,000,000	(2,863,000,000)
Foreign currencies translation adjustments	(836,000,000)	880,000,000	(236,000,000)
Business combination	1,108,000,000	1,185,000,000	0
Others	0	0	0
Ending balance	1,726,045,000,000	1,761,159,000,000	1,481,871,000,000
Building
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	802,299,000,000	661,912,000,000	680,846,000,000
Changes in property plant and equipment [Abstract]
Acquisitions	26,972,000,000	87,667,000,000	14,701,000,000
Disposals	(1,719,000,000)	(2,245,000,000)	0
Depreciation	(34,572,000,000)	(30,766,000,000)	(26,014,000,000)
Classified as assets held for sale		(74,000,000)	(2,592,000,000)
Transfer	(2,048,000,000)	83,260,000,000	(4,760,000,000)
Foreign currencies translation adjustments	(882,000,000)	801,000,000	(257,000,000)
Business combination	81,000,000	74,000,000	0
Others	(3,091,000,000)	1,670,000,000	(12,000,000)
Ending balance	787,040,000,000	802,299,000,000	661,912,000,000
Equipment and vehicles
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	278,016,000,000	240,013,000,000	180,072,000,000
Changes in property plant and equipment [Abstract]
Acquisitions	84,828,000,000	119,474,000,000	76,783,000,000
Disposals	(605,000,000)	(1,203,000,000)	(5,192,000,000)
Depreciation	(94,388,000,000)	(87,453,000,000)	(76,171,000,000)
Classified as assets held for sale		0	0
Transfer	118,000,000	3,670,000,000	63,432,000,000
Foreign currencies translation adjustments	(1,849,000,000)	1,459,000,000	(69,000,000)
Business combination	2,150,000,000	926,000,000	969,000,000
Others	(45,000,000)	1,130,000,000	189,000,000
Ending balance	268,225,000,000	278,016,000,000	240,013,000,000
Leasehold improvements
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	54,839,000,000	57,594,000,000	64,787,000,000
Changes in property plant and equipment [Abstract]
Acquisitions	26,124,000,000	28,788,000,000	17,527,000,000
Disposals	(688,000,000)	(2,738,000,000)	(737,000,000)
Depreciation	(30,579,000,000)	(27,134,000,000)	(32,162,000,000)
Classified as assets held for sale		0	0
Transfer	0	912,000,000	0
Foreign currencies translation adjustments	(830,000,000)	609,000,000	323,000,000
Business combination	437,000,000	1,000,000	661,000,000
Others	782,000,000	(3,193,000,000)	7,195,000,000
Ending balance	50,085,000,000	54,839,000,000	57,594,000,000
Construction in progress
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,287,000,000	9,099,000,000	64,559,000,000
Changes in property plant and equipment [Abstract]
Acquisitions	7,751,000,000	7,315,000,000	8,285,000,000
Disposals	0	0	(187,000,000)
Depreciation	0	0	0
Classified as assets held for sale		0	0
Transfer	(118,000,000)	(14,886,000,000)	(63,432,000,000)
Foreign currencies translation adjustments	(82,000,000)	36,000,000	(126,000,000)
Business combination	0	0	0
Others	(592,000,000)	(277,000,000)	0
Ending balance	8,246,000,000	1,287,000,000	9,099,000,000
Structures
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	2,000,000	3,000,000	3,000,000
Changes in property plant and equipment [Abstract]
Acquisitions	0	0	0
Disposals	0	0	0
Depreciation	0	(1,000,000)	0
Classified as assets held for sale		0	0
Transfer	0	0	0
Foreign currencies translation adjustments	0	0	0
Business combination	0	0	0
Others	0	0	0
Ending balance	₩ 2,000,000	₩ 2,000,000	₩ 3,000,000